INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Definite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	June 30, 2024			December 31, 2023
AS OF US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,505	$(12)	$1,493	$28	$—	$28
Trade name	71	(5)	66	24	(2)	22
Unpaid claims reserve intangible asset	103	(20)	83	104	(5)	99
Software and other	69	(5)	64	32	(2)	30
Total definite-lived intangible assets	1,748	(42)	1,706	188	(9)	179
Indefinite-lived intangible assets:
Insurance licenses	71	—	71	56	—	56
Total	$1,819	$(42)	$1,777	$244	$(9)	$235

Components of Indefinite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	June 30, 2024			December 31, 2023
AS OF US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,505	$(12)	$1,493	$28	$—	$28
Trade name	71	(5)	66	24	(2)	22
Unpaid claims reserve intangible asset	103	(20)	83	104	(5)	99
Software and other	69	(5)	64	32	(2)	30
Total definite-lived intangible assets	1,748	(42)	1,706	188	(9)	179
Indefinite-lived intangible assets:
Insurance licenses	71	—	71	56	—	56
Total	$1,819	$(42)	$1,777	$244	$(9)	$235

Schedule of Estimated Future Amortization Expense
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of June 30, 2024.

Years	US$ MILLIONS
2024[1]	$57
2025	105
2026	97
2027	92
2028	86
Thereafter	1,269
Total amortization expense	$1,706
1.Expected amortization for the remainder of 2024.